Employee Stock And Incentive Plan (Assumptions Used In The Pricing Model - Performance Stock Units) (Details) (Performance Share Units [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	3 years	3 years
Risk-free interest rate	0.40%	1.20%
Expected volatility	22.10%	29.70%
Grant date fair value per option	$ 23.89	$ 24.38